STOCKHOLDERS’ (DEFICIT) EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ (DEFICIT) EQUITY
12. STOCKHOLDERS' (DEFICIT) EQUITY
Authorized Capital—As of December 31, 2023, the Company was authorized to issue 10.0 billion shares of common stock, $0.00001 par value. The holders of the Company’s common stock are entitled to one vote per share.
In January 2021, in connection with a stockholder loan, the Company issued a warrant to the stockholder to purchase up to 0.2 million shares of common stock at an exercise price of $4.21 per share. The warrant expired unexercised in January 2023.
As a result of the Business Combination, all of XPDI’s Class A Common Stock and Class B Common Stock automatically converted into 30.8 million shares of Core common stock on a one-for-one basis. XPDI’s 8.6 million public warrants issued in its initial public offering (the “Public Warrants”) and 6.3 million warrants issued in connection with private placement at the time of XPDI’s initial public offering (the “Private Placement Warrants”) became warrants for Core common stock.
Following the Business Combination with XPDI, each share of common stock or warrant was converted to shares of Core common stock or a warrant to purchase shares of Core common stock based on an exchange ratio of 1.60015286880.
On January 15, 2024, the Debtors filed with the Bankruptcy Court the Plan of Reorganization, and on January 16, 2024, the Bankruptcy Court entered the Confirmation Order.
On the Effective Date, the Plan of Reorganization became effective in accordance with its terms and the Debtors emerged from the Chapter 11 Cases. On the Effective Date, in connection with the effectiveness of, and pursuant to the terms of, the Plan of Reorganization and the Confirmation Order, the Company’s common stock outstanding immediately before the Effective Date was canceled and is of no further force or effect, and the new organizational documents of the Company became effective, authorizing the issuance of shares of common stock, par value $0.00001 per share (the “New Common Stock”). In accordance with the foregoing, on the Effective Date, the Company, as reorganized on the Effective Date and in accordance with the Plan of Reorganization, issued the: (i) New Common Stock, (ii) Warrants, (iii) CVRs, (iv) Secured Convertible Notes, (v) Secured Notes and (vi) the GUC CVRs (each, as defined below). Such securities, rights, or interests were issued in reliance upon the exemption from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”) provided by section 1145 of the Bankruptcy Code.
On the Effective Date, pursuant to the Plan of Reorganization, the Company issued, or will issue:
•176,266,782 shares of New Common Stock;
•180,241,211 Warrants;
•New Secured Convertible Notes in an aggregate principal amount of $260.0 million;
•New Secured Notes in an aggregate principal amount of $150.0 million;
•51,783,625 CVRs; and
•GUC CVRs.
Equity Line of Credit
In July 2022, the Company entered into a common stock purchase agreement (the “Equity Line of Credit”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with B. Riley. Pursuant to the Equity Line of Credit, the Company had the right to sell to B. Riley, up to $100.0 million of shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), subject to certain limitations and conditions set forth in the Equity Line of Credit, from time to time during the term of the Equity Line of Credit. Sales of Common Stock pursuant to the Equity Line of Credit, and the timing of any sales, were solely at the Company’s option, and the Company is under no obligation to sell any securities to B. Riley under the Equity Line of Credit. The Equity Line of Credit was terminated as a result of the Plan of Reorganization and the obligations of the parties under the Equity Line of Credit were extinguished.
As consideration for B. Riley’s commitment to purchase shares of Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the Equity Line of Credit, upon execution of the Equity Line of Credit in July 2022, the Company issued 0.6 million shares to B. Riley with a fair value of $1.1 million at issuance which was recorded within other non-operating expenses, net on the Company’s Consolidated Statements of Operations and presented as equity line of credit expenses on the Consolidated Statements of Cash Flows. In addition, the Company reimbursed $0.1 million of reasonable legal fees and disbursements of B. Riley’s legal counsel in connection with the transactions contemplated by the Equity Line of Credit and the Registration Rights Agreement.
During the year ended December 31, 2022, the Company issued 13.4 million shares under the Equity Line of Credit for a total sales price to B. Riley of $20.7 million is net of $0.6 million for the fixed 3.0% discount to the VWAP described above which was recorded within other non-operating expenses, net on the Company’s Consolidated Statements of Operations and presented as equity line of credit expenses on the Consolidated Statements of Cash Flows. During the year ended December 31, 2023, the Company did not issue any shares under the Equity Line of Credit. No shares of common stock were available to be issued under the Equity Line of Credit as of December 31, 2023, and the Equity Line of Credit was terminated as a result of the Plan of Reorganization.
Warrant Exercises
In March 2020, the Company issued warrants to the Company’s President and Chief Executive Officer and a member of the Board of Directors to purchase up to 6.4 million shares of the Company’s common stock at an exercise price of $0.84 per share (as amended). In March 2022, a warrant holder exercised their warrant to purchase 3.2 million shares in a cashless exercise resulting in 2.9 million net shares issued to the warrant holder after withholding 0.3 million shares for the exercise price.
In March 2020, the Company issued warrants to service providers in exchange for services provided related to the issuance of Series A Convertible Preferred Stock. The warrants were for an aggregate of 0.2 million shares at an exercise price of $4.27 per share.
During the year ended December 31, 2022, 4.4 million of the warrants were exercised in a cashless exercise resulting in 3.0 million net shares issued to the warrant holders.
There were no warrant exercises during the year ended December 31, 2023.
Convertible Note Exercises
As discussed in Note 7 — Notes Payable, the Company issued $514.8 million of Convertible Notes in 2021 along with issuing an additional $31.4 million from issuance through December 31, 2022, as payment-in-kind interest on convertible notes outstanding. The Convertible Notes became convertible into common shares at the option of the holder at a conversion price equal to $8.00 per share upon the closing of the Merger Agreement with XPDI in January 2022. During the year ended December 31, 2022, $1.6 million of Convertible Notes were exercised resulting in 0.2 million shares issued to the holders of the Convertible Notes that were exercised. There were no exercises of Convertible Notes during the year ended December 31, 2023.
SPAC Vesting Shares
1.7 million common shares are subject to vesting requirements, as described further in Note 4 — Business Combinations, Acquisitions and Restructuring. These contingently issuable shares do not require future service in order to vest and do not result in stock-based compensation expense. The SPAC Vesting Shares are accounted for as an equity contract, and meet the criteria for equity classification. The Company has recorded the SPAC Vesting Shares within additional paid-in capital on the Company’s Consolidated Balance Sheets as of December 31, 2023 and 2022.
Vendor Settlement
In March 2022, the Company issued 1.6 million shares of the Company’s common stock related to a vendor liability that had been assumed by the Company in July 2021 as part of the Blockcap acquisition. In addition, the vendor liability requires settlement in cash based on the difference between the weighted average of the closing price of the Company’s common stock for each day there was a closing price during the thirty consecutive days immediately prior to the expiration of the lockup period (defined in the agreement as 180 days from the date from the closing of the XPDI merger) and the $21.3 million contractual amount of the liability. During the year ended December 31, 2022, we recorded $9.5 million, within Other non-operating expenses, net on the Consolidated Statements of Operations related to changes in the fair value of the vendor liability. There were no changes in the fair value of the vendor liability during the year ended December 31, 2023. As of December 31, 2023 and 2022, the fair value of the liability of $18.1 million was recorded within Liabilities subject to compromise on the Consolidated Balance Sheets.
Equity Incentive Plans
The Company has outstanding awards under the 2018 Omnibus Incentive Plan (the “2018 Plan”). No new awards can be made under the 2018 Plan subsequent to the XPDI Merger, as described below. Awards that were granted under the 2018 Plan included incentive stock options (must meet all statutory requirements), non-qualified stock options and restricted stock units. Awards granted under the 2018 Plan were subject to a minimum vesting period of at least one year commencing from the date of grant. Additionally, options granted under the plan must expire within ten years of the grant date and were required to be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by the Company’s Board of Directors (the “Board of Directors”).
In July 2021, the Company acquired Blockcap. Under the terms of the Blockcap merger agreement, (i) each stock option granted, whether vested or unvested, and each award of restricted stock under the Blockcap, Inc. Equity Incentive Plan (the “Legacy Blockcap Plan”) was assumed by the Company. In addition, the Radar Relay, Inc. Amended and Restated 2018 Equity Incentive Plan (the “RADAR Plan”) provides for the grant of stock options, restricted stock awards, and other awards to eligible employees, non-employee directors and consultants. On June 4, 2021, prior to its acquisition by the Company, Blockcap entered into an agreement and plan of merger with RADAR for all the issued and outstanding equity interests of RADAR, which merger closed on July 1, 2021 (the “Blockcap/RADAR Merger”). The RADAR Plan was assumed by us upon the closing of the Blockcap/RADAR Merger and the Blockcap acquisition. No new awards may be made under the Legacy Blockcap Plan and the RADAR Plan (the “Blockcap Plans”) subsequent to the closing of the Blockcap acquisition.
At the Special Meeting in connection with the XPDI Merger, the stockholders of XPDI approved the Core Scientific, Inc. 2021 Equity Incentive Plan (the “2021 Plan”). Awards granted under the 2021 Plan may be incentive stock options (subject to satisfaction of applicable statutory requirements), non-qualified stock options, stock appreciation rights, restricted stock and stock units, performance awards and other cash-based or stock-based awards. Awards granted under the 2021 Plan are subject to a minimum vesting period of at least one year commencing from the date of grant. Additionally, options granted under the plan must expire within ten years of the grant date and must be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by the Company’s Board of Directors. Following the consummation of the Business Combination, the Company expects that its Board of Directors will make grants of awards under the 2021 Plan to eligible participants. The maximum number of shares of the Company’s common stock that may be issued under the 2021 Plan is 45.0 million shares. As of the Effective date of the Plan of Reorganization, the Company no longer grants equity incentive awards under the 2021 Plan.
Stock-Based Compensation
Stock-based compensation expense relates primarily to expense for restricted stock awards (“RSAs”), restricted stock units (“RSUs”), and stock options. As of December 31, 2023, we had unvested or unexercised stock-based awards outstanding representing approximately 60.9 million shares of our common stock, consisting of approximately 38.4 million RSAs and RSUs and options to purchase approximately 22.6 million shares of our common stock.
On June 8, 2022, the compensation committee (the “Compensation Committee”) of the Board of Directors of the Company approved an amendment to the Company’s award agreement for the RSUs outstanding under the 2018 Plan, to provide for the waiver and elimination of the requirement that the Company undergo a “change in control” or a “public offering” for full vesting of the previously outstanding time-vested award (the “RSU Amendment”). Although the mergers that the Company underwent did not satisfy the event-based vesting requirement, they significantly reduced the possibility of the requirement being met as contemplated under the 2018 Plan. The RSU Amendment was authorized and approved by the Board of Directors and the Compensation Committee as necessary, desirable, and in the best interest of the Company and its stockholders. As a result of the RSU Amendment, all outstanding RSUs under the 2018 Plan are subject only to time-based vesting, of which RSUs covering approximately 42.0 million shares of Common Stock were net settled, with approximately 15.0 million shares of Common Stock to be canceled and forfeited to satisfy tax withholding obligations in June 2022.
The Company recognizes the cost of services received in exchange for awards of equity instruments based upon the fair value of those awards on the grant date. For the years ended December 31, 2023, 2022 and 2021, the Company’s consolidated operating results included $28.9 million, $36.6 million, and $0.9 million of stock-based compensation expense related to restricted stock units issued to employees, respectively, and $30.0 million, $146.3 million and $5.8 million of stock-based compensation expense related to stock options issued to employees and consultants, respectively. In addition, for the year ended December 31, 2021, the Company recognized $32.2 million of post-combination expense for share-based compensation awards related to the Blockcap acquisition described in Note 4 — Business Combinations, Acquisitions and Restructuring. The total tax benefit related to stock-based compensation was nil, nil, and $6.1 million for the years ended December 31, 2023, 2022, and 2021, respectively.
Stock-based compensation expense for the years ended December 31, 2023, 2022 and 2021 is included in the Company’s Consolidated Statements of Operations as follow:

	Year Ended December 31,
	2023	2022	2021
Cost of revenue	$5,050	$25,779	$4,084
Research and development	1,337	22,093	1,140
Sales and marketing	4,929	9,401	836
General and administrative(1)	47,576	125,621	32,877
Total stock-based compensation expense(1)	$58,892	$182,894	$38,937
__________________
(1)Includes $1.0 million of stock-based compensation that was provided in severance as part of restructuring charges incurred during the year ended December 31, 2022.
Stock Options—Stock options granted under the 2018 Plan are granted at a price per share not less than the fair value at date of grant. Options granted to date generally vest over 4 years and are exercisable for up to 10 years. Determining the fair value of stock options at the grant date requires judgment, including estimating the expected term, expected volatility, risk-free interest rate, and expected dividends.
Expected Term—The Company’s expected term is determined using the simplified method and represents the midpoint between the vesting period and the contractual term of the awards.
Expected Volatility—The Company’s volatility factor is estimated using comparable public company volatility for similar terms.
Risk-Free Interest Rate—The Company bases the risk-free interest rate used in the Black-Scholes option-pricing model on the implied yield currently available on US Treasury zero coupon issues with an equivalent remaining term. Where the expected term of the Company’s stock-based awards does not correspond with the term for which an interest rate is quoted, the Company performs a straight-line interpolation to determine the rate from the available term maturities.
Expected Dividends—The Company has no history of paying cash dividends and has no present intention to pay common stock cash dividends in the future; as a result, the expected dividend yield is 0% as of December 31, 2023 and 2022.
A summary of stock option activity for the year ended December 31, 2023, is as follows (amounts in thousands, except per share amounts):

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding - January 1, 2023	23,915	8.64
Granted	—	—
Exercised	(3)	1.44
Forfeited	(674)	11.47
Expired	(663)	6.60
Options outstanding - December 31, 2023	22,575	$8.88	6.9	$—
Options vested and expected to vest as of December 31, 2023	22,575	$8.88	7.9	$—
Options vested and exercisable as of December 31, 2023	10,508	$7.42	5.8	$—
The weighted-average grant date fair value of options granted was nil as no options were granted during the years ended December 31, 2023 and 2022. The total fair value of stock options vested during the years ended December 31, 2023 and 2022, was nil and $0.6 million, respectively.
As of December 31, 2023, total unrecognized stock-based compensation expense related to unvested stock options was approximately $55.4 million, which is expected to be recognized over a weighted-average time period of 2.1 years.
Restricted Stock Units—Restricted stock units (“RSUs”) granted in 2018 required that the holder elect before the date of grant whether the RSUs will vest either:
•Over a 4-year service period, or
•Over a 4-year service period and upon either i) completion of an initial public offering of the Company’s common stock, or ii) upon consummation of a transaction resulting in a change in control of the Company.
RSUs granted in 2022 generally vest over a 4-year service period and upon either i) completion of an initial public offering of the Company’s common stock, or ii) upon consummation of a transaction resulting in a change in control of the Company.
A summary of RSU activity for the year ended December 31, 2023, is as follows (amounts in thousands, except per share amounts):

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested - January 1, 2023	45,216	$2.79
Granted	—	—
Vested	(217)	10.11
Forfeited	(6,641)	3.18
Unvested - December 31, 2023	38,358	$2.69
As of December 31, 2023, the Company had approximately $55.6 million of unrecognized stock-based compensation expense related to RSUs, of which $44.8 million is expected to be recognized over a weighted-
average time period of 2.1 years and $10.8 million is related to RSUs for which some or all of the requisite service had been provided under the service condition but had performance conditions that had not yet been achieved. For RSUs subject to both the service and performance conditions, the unrecognized compensation expense will be recognized as expense when it is probable that the performance conditions will be achieved. The performance conditions for the RSUs are satisfied upon the earlier of a change in control or an initial public offering. The performance condition can be met in future years only with respect to a change in control or waiver of the condition by the Company’s Board of Directors and is not expected to occur, if at all, prior to expiration of the applicable lock-up period. If the performance conditions become probable of being achieved before the end of the requisite service period, the unrecognized compensation expense for which requisite service has not been provided will be recognized as expense prospectively on an accelerated attribution basis over the remaining requisite service period.